Goodwill - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss on goodwill	$ 425,117
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	8.97%	8.01%	9.09%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	11.29%	8.57%	10.49%